Pensions - Sensitivities of the present value of defined benefit obligation (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Pensions
Weighted average duration of defined benefit obligation	14 years	15 years 3 months 18 days
Main Pension Scheme
Pensions
Active members	7.50%	8.40%
Deferred members	41.90%	41.00%
Pensioners and dependants	50.60%	50.60%
Total proportions to the different classes of scheme	100.00%	100.00%
Discount rate | Main Pension Scheme
Pensions
Increase in actuarial assumption (as a percent)	0.50%	0.50%
(Decrease)/ increase in value of assets	£ (2,292)	£ (2,689)
(Decrease)/ increase in value of liabilities	1,746	1,766
Increase in net pension (obligations)/assets	£ 546	£ 923
Inflation | Main Pension Scheme
Pensions
Increase in actuarial assumption (as a percent)	0.25%	0.25%
(Decrease)/ increase in value of assets	£ 811	£ 963
(Decrease)/ increase in value of liabilities	(578)	(632)
Increase in net pension (obligations)/assets	£ (233)	£ (331)
Credit spreads | Main Pension Scheme
Pensions
Increase in actuarial assumption (as a percent)	0.50%	0.50%
Decrease in actuarial assumption (as a percent)	0.50%	0.50%
(Decrease)/ increase in value of assets	£ (12)	£ (6)
(Decrease)/ increase in value of liabilities	1,746	1,766
Increase in net pension (obligations)/assets	£ (1,734)	£ (1,760)
Percentage of larger reasonably possible increase in actuarial assumption	0.50%	0.50%
Credit spreads | Actuarial assumption of longevity, decrease by 2 years | Main Pension Scheme
Pensions
Increase in net pension (obligations)/assets	£ 3,500	£ 3,700
Net pension assets/obligations, assuming no change in one of the actuarial assumption	1,900	2,100
Increase in net pension (obligations)/assets		300
Credit spreads | Actuarial assumption of longevity, decrease by 1 year | Main Pension Scheme
Pensions
Increase in net pension (obligations)/assets	2,600	2,800
Net pension assets/obligations, assuming no change in one of the actuarial assumption	900	1,100
Increase in net pension (obligations)/assets	(1,000)	(900)
Credit spreads | Actuarial assumption of longevity, no change | Main Pension Scheme
Pensions
Increase in net pension (obligations)/assets	1,700	1,800
Increase in net pension (obligations)/assets	(2,000)	(2,000)
Credit spreads | Actuarial assumption of longevity, increase by 1 year | Main Pension Scheme
Pensions
Increase in net pension (obligations)/assets	900	800
Net pension assets/obligations, assuming no change in one of the actuarial assumption	(900)	(1,100)
Increase in net pension (obligations)/assets	(2,900)	(3,200)
Credit spreads | Actuarial assumption of longevity, increase by 2 years | Main Pension Scheme
Pensions
Increase in net pension (obligations)/assets	100	(200)
Net pension assets/obligations, assuming no change in one of the actuarial assumption	(1,800)	(2,100)
Increase in net pension (obligations)/assets	£ (3,900)	£ (4,300)
Longevity increase | Main Pension Scheme
Pensions
Actuarial assumption of longevity increase	1 year	1 year
(Decrease)/ increase in value of liabilities	£ (902)	£ (767)
Increase in net pension (obligations)/assets	£ 902	£ 767
Pension increase | Main Pension Scheme
Pensions
Increase in actuarial assumption (as a percent)	0.25%	0.25%
(Decrease)/ increase in value of liabilities	£ (706)	£ (679)
Increase in net pension (obligations)/assets	£ 706	£ 679
Equity values | Main Pension Scheme
Pensions
Increase in actuarial assumption (as a percent)	10.00%	10.00%
(Decrease)/ increase in value of assets	£ 229	£ 267
Increase in net pension (obligations)/assets	£ (229)	£ (267)